General Information (Tables)	12 Months Ended
Dec. 31, 2014
General Information
Schedule of Subsidiaries
Subsidiary	Vessel Name	Type	Built
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	Paraskevi	Panamax	January 2003
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	Zoe	Panamax	July 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(3)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(3)	Kypros Sea	Panamax	March 2014
Gloverthree Shipping Corporation (“Gloverthree”)(3)	Kypros Unity	Panamax	September 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)(3)	Kypros Bravery (H 822)	Panamax	January 2015
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(3)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post-Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(3)	Lake Despina	Capesize	January 2014
Shikokuokto Shipping Inc. (“Shikokuokto”)(3)	TBN - H 1689	Panamax	1H 2015 (4)
Youngone Shipping Inc. (“Youngone”)(3)	TBN - H 1148	Kamsarmax	1H 2015 (4)
Gloverfive Shipping Corporation (“Gloverfive”)(3)	TBN - H 827	Panamax	2H 2015 (4)
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	TBN - H 1685	Post-Panamax	2H 2015 (4) (5)
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	TBN - H 1686	Post-Panamax	2H 2015 (4) (5)
Gloversix Shipping Corporation (“Gloversix”)(3)	TBN - H 828	Panamax	1H 2016 (4)
Youngtwo Shipping Inc. (“Youngtwo”)(3)	TBN - H 1146	Kamsarmax	1H 2016 (4) (5)
Shikokuennia Shipping Inc. (“Shikokuennia”)(3)	TBN - H 1718	Post-Panamax	1H 2016 (4)
Gloverseven Shipping Corporation (“Gloverseven”)(3)	TBN - H 835	Panamax	2H 2016 (4) (5)
Kyotofrendo One Shipping Inc. (“Kyotofrendo One”)(3)	TBN - H 1551	Kamsarmax	1H 2016 (4) (5)
Kyotofrendo Two Shipping Inc. (“Kyotofrendo Two”)(3)	TBN - H 1552	Kamsarmax	1H 2017 (4) (5)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(6)	—	—	—
Efragel Shipping Corporation (“Efragel”)(1)(7)	—	—	—
S.B. Sea Venture Company Ltd (8)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia
(2) Newbuild vessel acquisition. Refer to Note 24.
(3) Incorporated under the laws of the Republic of the Marshall Islands
(4) Estimated completion date for newbuild vessels as of December 31, 2014.
(5) Refer to Note 24 for rescheduled delivery date.
(6) Cancellation of Newbuild. Refer to Notes 4 and 11.
(7) Company dissolved in October 2012
(8) Incorporated under the laws of the Republic of Cyprus, dissolved in September 2014.

Charterers Concentration
	December 31,
	2012	2013	2014
Daiichi Chuo Kisen Kaisha	46.48%	30.30%	-
Kawasaki Kisen Kaisha	16.39%	15.39%	-